UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4 /30 /10

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR Form will be filed for this series, as appropriate.

DREYFUS PREMIER INVESTMENT FUNDS, INC.
-	Dreyfus Diversified Global Fund
-	Dreyfus Diversified International Fund
-	Dreyfus Diversified Large Cap Fund
-	Dreyfus Emerging Asia Fund
-	Dreyfus Greater China Fund
-	Dreyfus Satellite Alpha Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus
Diversified Global Fund

SEMIANNUAL REPORT April 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Diversified Global Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Diversified Global Fund, covering the six-month period from May 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/ return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low risk investments (such as cash instruments) and others seeking high risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by the Dreyfus Investment Committee

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Dreyfus Diversified Global Fund’s Class A shares produced a total return of 5.95%, Class C shares returned 5.57% and Class I shares returned 6.04%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International World (MSCI World) Index (the “Index”), produced a total return of 9.40% for the same period.2 Global stock markets generally advanced in a sustained rally that began earlier in 2009. However, positive influences, such as a robust economic recovery in Asia, were offset by headwinds in other regions, including a sovereign debt crisis in Europe.The fund produced returns that were lower than its benchmark, mainly due to its focus on higher-quality companies during a rally that was dominated by smaller, more speculative stocks.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation (Dreyfus), or its affiliates, that invest primarily in stocks issued by U.S. and foreign companies.The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles,historical performance and other factors.The Dreyfus Investment Committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market condi-tions.As of April 30, 2010, the fund’s assets were allocated as follows:

Underlying Funds	(%)
Dreyfus Global Equity Income Fund	20
Dreyfus Worldwide Growth Fund	25
Global Alpha Fund	0
Global Stock Fund	31
Dreyfus Global Sustainability Fund	24
Dreyfus Global Real Estate Securities Fund	0

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Global Equity Markets Produced Mixed Results

The reporting period saw the continuation of a worldwide economic recovery that began earlier in 2009. Although unemployment rates remained high in many developed nations, robust economic growth in the emerging markets supported greater manufacturing activity, rising commodity prices and a sustained rally in stock prices worldwide. These developments helped boost confidence among businesses, consumers and investors throughout the world. However, the positive effects of the global economic recovery were offset to a significant degree by a burgeoning sovereign debt crisis in Greece and other parts of Europe in the early months of 2010. As a result, some markets gave back a portion of their previous gains.

As was the case since the rally began, global investors generally continued to search for bargains among lower-quality stocks that had been punished during the downturn.Although investors appeared to pay more attention to underlying business fundamentals over the opening months of 2010, this shift proved tentative due to ongoing economic uncertainty.

Quality Focus Dampened Fund Returns

In the midst of heightened market volatility, three of the four underlying mutual funds trailed the benchmark during the reporting period. The Global Stock Fund ranked as the top performer among the underlying funds.

We attribute the fund’s lagging performance to the security selection strategies of its underlying mutual funds, as a focus on large-cap companies with strong business fundamentals led to underweighted positions in the lower-quality companies that led the rally.The fund also suffered from generally underweighted exposure to stocks in the United States, which proved to be one of the reporting period’s better performing developed markets. In addition, an overweighted position in France generally hurt the fund’s performance relative to its benchmark. On a more positive note, the fund held an underweighted position in the financials sector, one of the greater laggards for the benchmark, helping to cushion weakness stemming from the European debt crisis.

We implemented two asset allocation changes during the reporting period. In December 2009, we eliminated the fund’s position in Dreyfus Global Real Estate Securities Fund, and we redeployed those assets to Dreyfus Global Equity Income Fund. This change reflected our more favorable outlook for dividend-paying stocks and helped to give the fund broader diversification across financial markets and

4

industry groups. In March 2010, we shifted a portion of the fund’s investment in Dreyfus Worldwide Growth Fund to Dreyfus Global Sustainability Fund.This move was designed to more closely resemble the benchmark’s sector allocation and volatility characteristics.

Managing Risks Through Broad Diversification

We have maintained a cautious posture with regard to the world’s developed markets, which have continued to struggle with sub-par economic growth and heavy debt burdens.We are especially concerned about Europe, which as of the reporting period’s end is exploring ways to resolve its debt crisis.

Finally, across all geographic regions and economic sectors, we have maintained a broadly diversified approach.We believe that diversification can help provide exposure to some of the global equity markets’ stronger areas while reducing the risk that unexpected declines in any individual market or security will disproportionately influence the fund’s overall results.

May 17, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

The fund’s international investments will be influenced by political, social and economic factors affecting investments in foreign companies, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Because the fund’s investments are concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries.The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1,
2011. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World Index is an
unmanaged index of global stock market performance, including the United States, Canada,
Europe, Australia, New Zealand and the Far East.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified Global Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 3.88	$ 7.70	$ 2.61
Ending value (after expenses)	$1,059.50	$1,055.70	$1,060.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 3.81	$ 7.55	$ 2.56
Ending value (after expenses)	$1,021.03	$1,017.31	$1,022.27

† Expenses are equal to the fund’s annualized expense ratio of .76% for Class A, 1.51% for Class C and .51%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2010 (Unaudited)

Other Investment—99.9%	Shares	Value ($)
Registered Investment Company:
Dreyfus Global Equity Income Fund, Cl. I	11,416 [a]	102,403
Dreyfus Global Sustainability Fund, Cl. I	8,484 [a]	127,003
Dreyfus Worldwide Growth Fund, Cl. I	3,465 [a]	130,471
Global Stock Fund, Cl. I	12,179 [a]	157,842

Total Investments (cost $484,532)	99.9%	517,719
Cash and Receivables (Net)	.1%	472
Net Assets	100.0%	518,191

a	Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
Value (%)
Mutual Funds: Foreign	99.9

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments		484,532	517,719
Cash			55,254
Prepaid expenses			20,414
Due from The Dreyfus Corporation and affiliates—Note 2(c)			10,511
			603,898
Liabilities ($):
Accrued expenses			85,707
Net Assets ($)			518,191
Composition of Net Assets ($):
Paid-in capital			472,322
Accumulated undistributed investment income—net			5,916
Accumulated net realized gain (loss) on investments			6,766
Accumulated gross unrealized appreciation
on investments in affiliated issuers			33,187
Net Assets ($)			518,191

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	390,122	59,725	68,344
Shares Outstanding	26,039	4,026	4,571
Net Asset Value Per Share ($)	14.98	14.83	14.95

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	7,919
Expenses:
Legal fees	29,739
Auditing fees	25,663
Registration fees	23,055
Prospectus and shareholders’ reports	3,747
Custodian fees—Note 2(c)	982
Shareholder servicing costs—Note 2(c)	927
Distribution fees—Note 2(b)	234
Directors’ fees and expenses—Note 2(d)	68
Miscellaneous	3,859
Total Expenses	88,274
Less—reduction in expenses due to undertaking—Note 2(a)	(86,269)
Less—reduction in fees due to earnings credits—Note 1(b)	(2)
Net Expenses	2,003
Investment Income—Net	5,916
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments in affilaited issuers	1,343
Capital gain distributions from affiliated issuers	5,432
Net Realized Gain (Loss)	6,775
Net unrealized appreciation (depreciation) on investments in affiliated issuers	12,460
Net Realized and Unrealized Gain (Loss) on Investments	19,235
Net Increase in Net Assets Resulting from Operations	25,151

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Operations ($):
Investment income (loss)—net	5,916	(401)
Net realized gain (loss) on
investments in affiliated issuers	6,775	3,336
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	12,460	20,727
Net Increase (Decrease) in Net Assets
Resulting from Operations	25,151	23,662
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	(2,219)	—
Class C Shares	(505)	—
Class I Shares	(388)	—
Total Dividends	(3,112)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	110,701	280,234
Class C Shares	18,018	50,000
Class I Shares	8,282	50,000
Dividends reinvested:
Class A Shares	2,218	—
Class C Shares	505	—
Class I Shares	388	—
Cost of shares redeemed:
Class A Shares	(29,368)	—
Class C Shares	(18,488)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	92,256	380,234
Total Increase (Decrease) in Net Assets	114,295	403,896
Net Assets ($):
Beginning of Period	403,896	—
End of Period	518,191	403,896
Undistributed investment income—net	5,916	—

10

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Capital Share Transactions:
Class A
Shares sold	7,446	20,419
Shares issued for dividends reinvested	149	—
Shares redeemed	(1,975)	—
Net Increase (Decrease) in Shares Outstanding	5,620	20,419
Class C
Shares sold	1,208	4,000
Shares issued for dividends reinvested	34	—
Shares redeemed	(1,216)	—
Net Increase (Decrease) in Shares Outstanding	26	4,000
Class I
Shares sold	545	4,000
Shares issued for dividends reinvested	26	—
Net Increase (Decrease) in Shares Outstanding	571	4,000

a From July 15, 2009 (commencement of operations) to October 31, 2009.
See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2010	Year Ended
Class A Shares	(Unaudited)	October 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	14.23	12.50
Investment Operations:
Investment income (loss)—net[b]	.18	(.02)
Net realized and unrealized
gain (loss) on investments	.67	1.75
Total from Investment Operations	.85	1.73
Distributions:
Dividends from net realized
gain on investments	(.10)	—
Net asset value, end of period	14.98	14.23
Total Return (%)[c,d]	5.95	13.84
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e,f]	36.32	89.42
Ratio of net expenses to average net assets[e,f]	.76	.74
Ratio of net investment income
(loss) to average net assets[e,f]	2.39	(.45)
Portfolio Turnover Rate[c]	20.45	28.98
Net Assets, end of period ($ x 1,000)	390	291

a	From July 15, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Exclusive of sales charge.
e	Annualized.
f	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

12

	Six Months Ended
	April 30, 2010	Year Ended
Class C Shares	(Unaudited)	October 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	14.14	12.50
Investment Operations:
Investment income (loss)—net[b]	.19	(.05)
Net realized and unrealized
gain (loss) on investments	.60	1.69
Total from Investment Operations	.79	1.64
Distributions:
Dividends from net realized
gain on investments	(.10)	—
Net asset value, end of period	14.83	14.14
Total Return (%)[c,d]	5.57	13.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e,f]	37.09	95.60
Ratio of net expenses to average net assets[e,f]	1.51	1.49
Ratio of net investment income
(loss) to average net assets[e,f]	2.55	(1.17)
Portfolio Turnover Rate[c]	20.45	28.98
Net Assets, end of period ($ x 1,000)	60	57

a	From July 15, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Exclusive of sales charge.
e	Annualized.
f	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2010	Year Ended
Class I Shares	(Unaudited)	October 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	14.19	12.50
Investment Operations:
Investment income (loss)—net[b]	.19	(.01)
Net realized and unrealized gain (loss) on investments	.67	1.70
Total from Investment Operations	.86	1.69
Distributions:
Dividends from net realized gain on investments	(.10)	—
Net asset value, end of period	14.95	14.19
Total Return (%)[c]	6.04	13.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d,e]	35.62	94.61
Ratio of net expenses to average net assets[d,e]	.51	.49
Ratio of net investment income
(loss) to average net assets[d,e]	2.59	(.17)
Portfolio Turnover Rate[c]	20.45	28.98
Net Assets, end of period ($ x 1,000)	68	57

a	From July 15, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.
e	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified Global Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective seeks long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,052 Class A, 4,026 Class C and 4,026 Class I shares of the fund.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

16

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	517,719	—	—	517,719

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income suffi-

18

cient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with
Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset value.

The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2011, so that the total annual fund and underlying funds operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions and extraordinary expenses) exceed 1.50% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $86,269 during the period ended April 30, 2010.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets. During the period ended April 30, 2010, Class C shares were charged $234 pursuant to the Plan.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, Class A and Class C shares were charged $449 and $78, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2010, the fund was charged $376 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2010, the fund was charged $33 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2010, the fund was charged $982 pursuant to the custody agreement.

20

During the period ended April 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Rule 12b-1 distribution plan fees $37, shareholder services plan fees $96, custodian fees $502, chief compliance officer fees $2,742 and transfer agency per account fees $124, which are offset against an expense reimbursement currently in effect in the amount of $14,012.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities (all of which were affiliated issuers), during the period ended April 30, 2010, amounted to $196,841 and $97,446, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

Affiliated
Investment	Value
Company	10/31/2009 ($)	Purchases ($)	Sales ($)	Dividends ($)
Dreyfus Global Equity
Income Fund, Cl. I	60,950	51,454	9,719	2,673
Dreyfus Global Real
Estate Securities
Fund, Cl. I	20,872	1,657	23,501	—
Dreyfus Global
Sustainability
Fund, Cl. I	80,442	57,423	10,464	3,831
Dreyfus Worldwide
Growth Fund, Cl. I	122,512	44,946	39,183	5,875
Global Stock Fund, Cl. I	119,745	41,361	14,579	972
Total	404,521	196,841	97,446	13,351

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value	Net
Company	Gain/(Loss) ($)	(Depreciation) ($)	4/30/2010 ($)	Assets (%)
Dreyfus Global Equity
Income Fund, Cl. I	(240)	(42)	102,403	19.8
Dreyfus Global Real Estate
Securities Fund, Cl. I	2,867	(1,895)	—	—
Dreyfus Global
Sustainability Fund, Cl. I	(452)	54	127,003	24.5
Dreyfus Worldwide
Growth Fund, Cl. I	(685)	2,881	130,471	25.2
Global Stock Fund, Cl. I	(147)	11,462	157,842	30.4
Total	1,343	12,460	517,719	99.9

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements.The fund held no derivatives during the period ended April 30, 2010.These disclosures did not impact the notes to the financial statements.

At April 30, 2010, accumulated net unrealized appreciation on investments was $33,187 consisting of gross unrealized appreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

22

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Diversified
International Fund

SEMIANNUAL REPORT April 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Diversified
International Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Diversified International Fund, covering the six-month period from May 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/ return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low risk investments (such as cash instruments) and others seeking high risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by the Dreyfus Investment Committee

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Dreyfus Diversified International Fund’s Class A shares produced a total return of 4.86%, Class C shares returned 4.56% and Class I shares returned 5.03%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”), produced a total return of 2.48% for the same period.2 Despite heightened day-to-day volatility, the international stock markets represented in the Index generally ended the reporting period with only modest gains. Positive influences, such as a robust economic recovery in Asia, were offset by headwinds in other regions, including a sovereign debt crisis in Europe.The fund produced returns that were higher than its benchmark, mainly due to overweighted exposure to Japan and an underweighted position in Spain.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation (Dreyfus), or its affiliates, that invest primarily in stocks issued by foreign companies.The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The Dreyfus Investment Committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market condi-tions.As of April 30, 2010, the fund’s assets were allocated as follows:

Underlying Funds	(%)
Dreyfus International Equity Fund	25
International Stock Fund	20
Dreyfus International Value Fund	25
Dreyfus/Newton International Equity Fund	19
Emerging Markets Opportunity Fund	2
Dreyfus Emerging Markets Fund	6
Dreyfus Emerging Asia Fund	3

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

International Equity Markets Produced Mixed Results

The reporting period saw the continuation of a global economic recovery that had begun earlier in 2009. Although unemployment rates remained high in many developed nations, robust economic growth in the emerging markets supported greater manufacturing activity, rising commodity prices and a sustained rally in stock prices. These developments helped boost confidence among businesses, consumers and investors throughout the world. However, the positive effects of the global economic recovery were offset to a significant degree by a burgeoning sovereign debt crisis in Greece and other parts of Europe in the early months of 2010.As a result, many international stock markets gave back some of their previous gains.

As was the case since the rally began, investors generally continued to search for bargains among lower-quality stocks that had been punished during the downturn.Although investors appeared to pay more attention to underlying business fundamentals and less to bargain-hunting over the first several months of 2010, this shift proved tentative due to ongoing economic uncertainty in developed markets.

Underlying Funds Outperformed Market Averages

Despite heightened market volatility during the reporting period, all of the fund’s underlying mutual funds produced higher returns than the MSCI EAFE Index. Consistent with broad market trends, three emerging-markets mutual funds produced the highest absolute returns. The International Stock Fund ranked as the top performer among underlying funds that focus on developed markets.

When all of its underlying strategies are combined, the fund proved well positioned for the reporting period.The fund generally held an underweighted position in the financials sector, one of the greater laggards for the benchmark. In addtion, the fund held overweighted exposure to the technology sector, which was the benchmark’s top-performing segment for the reporting period. From a geographic perspective, the fund benefited from relatively light exposure to Spain, which was hurt by the sovereign debt crisis, as well as strong individual stock selections in Japan and Germany.

Although we encountered relatively few disappointments during the reporting period, the fund’s generally underweighted position in Australia prevented it from participating more fully in strength among commodities producers.

We implemented three modest allocation changes during the reporting period. In November 2009, we shifted some assets from Newton International Fund to Dreyfus International Equity Fund. Later, we reduced the allocation to Emerging Markets Opportunity Fund in favor

4

of Dreyfus Emerging Markets Fund. Finally, in January 2010, we shifted some assets from Emerging Markets Opportunity Fund to Dreyfus Emerging Asia Fund.These changes had relatively little impact on the fund’s relative performance.

Managing Risks Through Broad Diversification

In light of the divergent influences affecting stock markets in different regions of the world, we have attempted to maintain a cautious posture with regard to the developed markets, which have continued to struggle with sub-par economic growth and heavy debt burdens. We are especially concerned about Europe, which as of the reporting period’s end is exploring ways to resolve the debt crisis affecting some of the region’s smaller nations. However, we have adopted a more constructive posture in the emerging markets, including a mild emphasis on Asian nations such as China and India.Finally,across all geographic regions and economic sectors, we have maintained a broadly diversified approach. We believe that diversification can help reduce the risk that unexpected declines in any individual market or security will disproportionately influence the fund’s results.

May 17, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus investment committee to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Each underlying fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are higher in emerging market countries.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe, Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified International Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 1.52	$ 5.38	$ 0.25
Ending value (after expenses)	$1,048.60	$1,045.60	$1,050.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 1.51	$ 5.31	$ 0.25
Ending value (after expenses)	$1,023.31	$1,019.54	$1,024.55

† Expenses are equal to the fund’s annualized expense ratio of .30% for Class A, 1.06% for Class C and .05%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2010 (Unaudited)

Other Investments—99.7%	Shares	Value ($)
Registered Investment Company:
Dreyfus Emerging Asia Fund, Cl. I	610,782 [a,b]	7,182,795
Dreyfus Emerging Markets Fund, Cl. I	1,337,882 [b]	16,041,209
Dreyfus International Equity Fund, Cl. I	2,677,328 [b]	70,226,314
Dreyfus International Value Fund, Cl. I	6,263,889 [b]	71,470,977
Dreyfus/Newton International Equity Fund, Cl. I	3,341,259 [b]	54,863,470
Emerging Markets Opportunity Fund, Cl. I	614,130 [b]	6,466,792
International Stock Fund, Cl. I	4,651,034 [b]	57,905,373

Total Investments (cost $256,854,212)	99.7%	284,156,930
Cash and Receivables (Net)	.3%	706,754
Net Assets	100.0%	284,863,684

a	Non-income producing security.
b	Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
Value (%)
Mutual Funds: Foreign	99.7

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

Investment Income ($):
Investments in affiliated issuers—See Statement of Investments		256,854,212	284,156,930
Cash			817,660
Prepaid expenses			14,083
			284,988,673
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			3,439
Payable for shares of Common Stock redeemed			42,350
Accrued expenses			79,200
			124,989
Net Assets ($)			284,863,684
Composition of Net Assets ($):
Paid-in capital			257,326,193
Accumulated undistributed investment income—net			63,952
Accumulated net realized gain (loss) on investments			170,821
Accumulated net unrealized appreciation
(depreciation) on investments			27,302,718
Net Assets ($)			284,863,684

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	7,853,245	75,640	276,934,799
Shares Outstanding	811,712	7,825	28,568,066
Net Asset Value Per Share ($)	9.67	9.67	9.69

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	3,087,413
Expenses:
Registration fees	30,522
Auditing fees	18,118
Shareholder servicing costs—Note 3(c)	11,968
Loan commitment fees—Note 2	3,571
Directors’ fees and expenses—Note 3(d)	2,340
Prospectus and shareholders’ reports	1,834
Custodian fees—Note 3(c)	1,432
Legal fees	793
Distribution fees—Note 3(b)	283
Miscellaneous	7,562
Total Expenses	78,423
Less—reduction in expenses due to undertaking—Note 3(a)	(13,151)
Less—reduction in fees due to earnings credits—Note 1(b)	(9)
Net Expenses	65,263
Investment Income—Net	3,022,150
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments from affiliated issuers	489,245
Net unrealized appreciation (depreciation)
on investments from affiliated issuers	5,916,548
Net Realized and Unrealized Gain (Loss) on Investments	6,405,793
Net Increase in Net Assets Resulting from Operations	9,427,943

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Operations ($):
Investment income—net	3,022,150	154,048
Net realized gain (loss) on
investments from affiliated issuers	489,245	2,358,144
Net unrealized appreciation (depreciation)
on investments from affiliated issuers	5,916,548	22,231,206
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,427,943	24,743,398
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(72,453)	(61,678)
Class C Shares	(132)	(1,416)
Class I Shares	(2,978,422)	(1,060)
Class T Shares	—	(846)
Net realized gain on investments:
Class A Shares	(68,683)	—
Class C Shares	(730)	—
Class I Shares	(2,489,491)	—
Total Dividends	(5,609,911)	(65,000)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,739,602	2,874,267
Class C Shares	31,936	27,700
Class I Shares	122,391,644	145,448,054
Dividends reinvested:
Class A Shares	140,848	60,263
Class C Shares	861	624
Class I Shares	1,815,986	—
Cost of shares redeemed:
Class A Shares	(703,515)	(761,609)
Class C Shares	(42,964)	(41)
Class I Shares	(14,601,201)	(5,773,572)
Class T Shares	—	(27,600)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	112,773,197	141,848,086
Total Increase (Decrease) in Net Assets	116,591,229	166,526,484
Net Assets ($):
Beginning of Period	168,272,455	1,745,971
End of Period	284,863,684	168,272,455
Undistributed investment income—net	63,952	92,809

10

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Capital Share Transactions:
Class Ab
Shares sold	384,764	355,715
Shares issued for dividends reinvested	14,565	8,144
Shares redeemed	(72,186)	(96,143)
Net Increase (Decrease) in Shares Outstanding	327,143	267,716
Class C
Shares sold	3,251	3,702
Shares issued for dividends reinvested	89	85
Shares redeemed	(4,451)	(3)
Net Increase (Decrease) in Shares Outstanding	(1,111)	3,784
Class I
Shares sold	12,602,832	17,954,860
Shares issued for dividends reinvested	187,602	—
Shares redeemed	(1,496,704)	(684,524)
Net Increase (Decrease) in Shares Outstanding	11,293,730	17,270,336
Class Tb
Shares redeemed	—	(4,000)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b On the close of business on February 4, 2009, 4,000 Class T shares representing $27,600 were converted to 4,012
Class A shares.

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2010	Year Ended October 31,
Class A Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	9.45	7.59	12.50
Investment Operations:
Investment income (loss)—net[b]	.11	.16	(.01)
Net realized and unrealized
gain (loss) on investments	.35	1.96	(4.90)
Total from Investment Operations	.46	2.12	(4.91)
Distributions:
Dividends from investment income—net	(.12)	(.26)	—
Dividends from net realized gain on investments	(.12)	—	—
Total Distributions	(.24)	(.26)	—
Net asset value, end of period	9.67	9.45	7.59
Total Return (%)[c]	4.86[d]	28.80	(39.28)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.42[f]	1.89	14.57[f]
Ratio of net expenses to average net assets[e]	.30[f]	.37	.31[f]
Ratio of net investment income
(loss) to average net assets[e]	2.29[f]	2.01	(.13)[f]
Portfolio Turnover Rate	13.50[d]	36.68	25.65[d]
Net Assets, end of period ($ x 1,000)	7,853	4,578	1,646

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Amounts do not include the activity of the underlying funds.
f	Annualized.

See notes to financial statements.

12

	Six Months Ended
	April 30, 2010	Year Ended October 31,
Class C Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	9.38	7.54	12.50
Investment Operations:
Investment income (loss)—net[b]	.13	.14	(.05)
Net realized and unrealized
gain (loss) on investments	.30	1.90	(4.91)
Total from Investment Operations	.43	2.04	(4.96)
Distributions:
Dividends from investment income—net	(.02)	(.20)	—
Dividends from net realized gain on investments	(.12)	—	—
Total Distributions	(.14)	(.20)	—
Net asset value, end of period	9.67	9.38	7.54
Total Return (%)[c]	4.56[d]	27.73	(39.68)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.91[f]	3.33	15.79[f]
Ratio of net expenses to average net assets[e]	1.06[f]	1.12	1.06[f]
Ratio of net investment income
(loss) to average net assets[e]	2.63[f]	1.76	(.51)[f]
Portfolio Turnover Rate	13.50[d]	36.68	25.65[d]
Net Assets, end of period ($ x 1,000)	76	84	39

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Amounts do not include the activity of the underlying funds.
f	Annualized.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2010	Year Ended October 31,
Class I Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	9.47	7.61	12.50
Investment Operations:
Investment income—net[b]	.13	.01	.05
Net realized and unrealized
gain (loss) on investments	.35	2.12	(4.94)
Total from Investment Operations	.48	2.13	(4.89)
Distributions:
Dividends from investment income—net	(.14)	(.27)	—
Dividends from net realized gain on investments	(.12)	—	—
Total Distributions	(.26)	(.27)	—
Net asset value, end of period	9.69	9.47	7.61
Total Return (%)	5.03[c]	28.89	(39.12)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.06[e]	.24	14.86[e]
Ratio of net expenses to average net assets[d]	.05[e]	.08	.06[e]
Ratio of net investment income
to average net assets[d]	2.60[e]	.16	.54[e]
Portfolio Turnover Rate	13.50[c]	36.68	25.65[c]
Net Assets, end of period ($ x 1,000)	276,935	163,611	30

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Amounts do not include the activity of the underlying funds.
e	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified International Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective is long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 400 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

16

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	284,156,930	—	—	284,156,930

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

18

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the two-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2009, was as follows: ordinary income $65,000. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2010, the fund did not borrow under the Facilities.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset value.

The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2011, so that the total annual fund and underlying funds operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.20% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $13,151 during the period ended April 30, 2010.

During the period ended April 30, 2010, the Distributor retained $1,283 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2010, Class C shares were charged $283 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer,financial institution or industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, Class A and Class C shares were charged $7,820 and $95, respectively, pursuant to the Shareholder Services Plan.

20

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2010, the fund was charged $1,958 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2010, the fund was charged $170 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $9.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2010, the fund was charged $1,432 pursuant to the custody agreement.

During the period ended April 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Rule 12b-1 distribution plan fees $48, shareholder services plan fees $1,628, custodian fees $970, chief compliance officer fees $3,199 and transfer agency per account fees $626, which are offset against an expense reimbursement currently in effect in the amount of $3,032.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, subject to exceptions, including redemptions made through the use of the fund’s exchange privilege.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities (all of which were affiliated issuers), during the period ended April 30, 2010, amounted to $143,823,210 and $31,051,522, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus.The fund pays no management fees to these affiliated investment companies. Investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

Affiliated
Investment	Value
Company	10/31/2009 ($)	Purchases ($)	Sales ($)	Dividends ($)
Dreyfus Emerging
Asia Fund, Cl. I	—	7,242,974	35,340	—
Dreyfus Emerging
Markets Fund, Cl. I	—	16,026,355	325,892	122,194
Dreyfus International
Equity Fund, Cl. I	33,169,041	38,778,398	1,460,350	1,269,679
Dreyfus International
Value Fund, Cl. I	42,402,666	29,764,554	1,460,350	883,176
Dreyfus/Newton
International
Equity Fund, Cl. I	39,853,498	24,314,778	10,693,863	311,270
Emerging
Markets Opportunity
Fund, Cl. I	16,793,477	4,198,820	15,907,447	108,865
International
Stock Fund, Cl. I	32,760,767	23,497,331	1,168,280	392,229
Total	164,979,449 143,823,210	31,051,522		3,087,413

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value	Net
Company	Gain (Loss) ($)	(Depreciation) ($)	4/30/2010 ($) Assets (%)
Dreyfus Emerging
Asia Fund, Cl. I	(1,623)	(23,216) 7,182,795		2.5
Dreyfus Emerging
Markets Fund, Cl. I	(1,811)	342,557	16,041,209	5.6
Dreyfus International
Equity Fund, Cl. I	(176,287)	(84,488)	70,226,314	24.6

22

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value	Net
Company	Gain (Loss) ($)	(Depreciation) ($)	4/30/2010 ($)	Assets (%)
Dreyfus International
Value Fund, Cl. I	(26,588)	790,695	71,470,977	25.1
Dreyfus/Newton
International Equity
Fund, Cl. I	(6,476)	1,395,533	54,863,470	19.3
Emerging
Markets Opportunity
Fund, Cl. I	707,537	674,405	6,466,792	2.3
International
Stock Fund, Cl. I	(5,507)	2,821,062	57,905,373	20.3
Total	489,245	5,916,548 284,156,930		99.7

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended April 30, 2010.These disclosures did not impact the notes to the financial statements.

At April 30, 2010, accumulated net unrealized appreciation on investments was $27,302,718, consisting of $27,325,936 gross unrealized appreciation and $23,218 gross unrealized depreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund	23

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Diversified Large Cap Fund

SEMIANNUAL REPORT April 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Diversified Large Cap Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Diversified Large Cap Fund, covering the six-month period from May 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low risk investments (such as cash instruments) and others seeking high risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by the Dreyfus Investment Committee

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Dreyfus Diversified Large Cap Fund’s Class A shares produced a total return of 12.67%, Class C shares returned 12.22% and Class I shares returned 12.74%.1 In comparison, the total return of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, was 15.66% for the same period.2 Large-cap stocks generally rallied over the reporting period as the U.S. economy and financial markets continued to rebound.The fund produced returns that were lower than its benchmark, as smaller, lower-quality stocks outperformed the high-quality, large-cap companies on which the fund’s underlying investments focus.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation (Dreyfus), or its affiliates, that invest primarily in stocks issued by large-cap companies. The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles,historical performance and other factors.The Dreyfus Investment Committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market condi-tions.As of April 30, 2010, the fund’s assets were allocated as follows:

Underlying Funds	(%)
Dreyfus Alpha Growth Fund	0
Dreyfus Strategic Value Fund	33
Dreyfus Core Value Fund	0
Dreyfus Research Growth Fund	33
Dreyfus U.S. Equity Fund	17
Dreyfus Appreciation Fund	17
Dreyfus/The Boston Company Large Cap Core Fund	0
Dreyfus Third Century Fund	0

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic Recovery Fueled Stock Market Gains

The reporting period saw the continuation of a sustained economic recovery and stock market rally.Although unemployment and mortgage delinquency rates have remained high, improved manufacturing activity and an apparent bottoming of residential housing prices helped boost confidence among businesses, consumers and investors.A sharp pull-back occurred in January and early February 2010 due to concerns stemming from a sovereign debt crisis in Europe, but U.S. stocks soon resumed their advance.

As was the case since the rally began, most investors continued to search for bargains among smaller, lower-quality companies.Although investors appeared to pay more attention to underlying business fundamentals and less to bargain-hunting over the first several months of 2010, this shift proved tentative and was not enough to fully offset lagging results from large, well-established companies. Indeed, small- and midcap stocks generally outperformed large-cap stocks by a wide margin during the reporting period, and value-oriented stocks tended to fare better than growth-oriented stocks.

Quality Bias Dampened Relative Performance

The fund’s underlying investments all generated positive absolute returns over the reporting period, but they produced mixed results relative to the S&P 500 Index.While Dreyfus U.S. Equity Fund, Dreyfus Strategic Value Fund, and Dreyfus Research Growth Fund produced returns that were roughly in line with market averages, Dreyfus Appreciation Fund trailed the benchmark, mainly as a result of its focus on very large, multinational growth companies at a time when stocks of smaller, lower-quality companies gained more value.

Shortfalls in some of the underlying funds’ security selection strategies also dampened relative performance. In the aggregate, this was particularly apparent in the financials and consumer discretionary sectors. Conversely, the underlying funds’ security selection strategies added value, on average, in the energy sector, which benefited from rising commodity prices as the global economic recovery progressed.

We made no changes to the fund’s allocations among its underlying mutual funds during the reporting period.

Managing Risks Through Broad Diversification

In light of the headwinds that continue to threaten the economic recovery, we have maintained a cautious posture.While the United States had

4

led the developed world out of recession and the emerging markets maintained a robust economic growth, heavy debt burdens among businesses and consumers in Europe, the United States and other developed markets continued to constrain demand for goods and services.

Should the economic recovery remain weaker than most rebounds since WorldWar II, it seems to us that investors are likely to turn toward companies with the ability to produce steady revenues and earnings growth in a sub-par recovery. Therefore, unlike the bargain-hunting rally of 2009, we believe that the U.S. stock market over the remainder of 2010 is likely to be driven by the fundamental strengths and weaknesses of individual companies. Such an environment may be particularly well suited to the research-intensive investment processes employed by the underlying funds.

Finally, we have maintained a broadly diversified approach across the economic sectors represented in the fund’s benchmark. We believe that diversification can help reduce the risk that unexpected declines in any individual market sector, industry group or individual security will disproportionately influence the fund’s results.

May 17, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1,
2011. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects the monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified Large Cap Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 2.48	$ 6.63	$ 1.05
Ending value (after expenses)	$1,126.70	$1,122.20	$1,027.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 2.36	$ 6.31	$ 1.00
Ending value (after expenses)	$1,022.46	$1,018.55	$1,023.80

† Expenses are equal to the fund’s annualized expense ratio of .47% for Class A, 1.26% for Class C and .20%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2010 (Unaudited)

Other Investment—100.1%	Shares	Value ($)
Registered Investment Company:
Dreyfus Appreciation Fund	8,210 [a]	288,907
Dreyfus Research Growth Fund, Cl. Z	72,752 [a]	584,928
Dreyfus Strategic Value Fund, Cl. I	21,529 [a]	582,998
Dreyfus U.S. Equity Fund, Cl. I	23,785 [a]	302,542

Total Investments (cost $1,622,828)	100.1%	1,759,375
Liabilities, Less Cash and Receivables	(.1%)	(1,912)
Net Assets	100.0%	1,757,463

a	Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
Value (%)
Mutual Funds: Domestic	100.1

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments		1,622,828	1,759,375
Cash			61,085
Prepaid expenses			51,359
Due from The Dreyfus Corporation and affiliates—Note 3(c)			9,946
			1,881,765
Liabilities ($):
Cash overdraft due to Custodian			100,485
Accrued expenses			23,817
			124,302
Net Assets ($)			1,757,463
Composition of Net Assets ($):
Paid-in capital			1,634,073
Accumulated undistributed investment income—net			9,239
Accumulated net realized gain (loss) on investments			(22,396)
Accumulated gross unrealized appreciation
on investments in affiliated issuers			136,547
Net Assets ($)			1,757,463

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	75,561	28,840	1,653,062
Shares Outstanding	5,213	2,000	113,891
Net Asset Value Per Share ($)	14.49	14.42	14.51

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	11,084
Expenses:
Prospectus and shareholders’ reports	30,311
Registration fees	25,941
Auditing fees	23,793
Directors’ fees and expenses—Note 3(d)	1,550
Custodian fees—Note 3(c)	740
Legal fees	543
Shareholder servicing costs—Note 3(c)	239
Distribution fees—Note 3(b)	102
Loan commitment fees—Note 2	81
Miscellaneous	4,054
Total Expenses	87,354
Less—reduction in expenses due to undertaking—Note 3(a)	(85,509)
Net Expenses	1,845
Investment Income—Net	9,239
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(22,396)
Net unrealized appreciation (depreciation) on investments in affiliated issuers	133,570
Net Realized and Unrealized Gain (Loss) on Investments	111,174
Net Increase in Net Assets Resulting from Operations	120,413

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Operations ($):
Investment income (loss)—net	9,239	(86)
Net realized gain (loss) on
investments in affiliated issuers	(22,396)	—
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	133,570	2,977
Net Increase (Decrease) in Net Assets
Resulting from Operations	120,413	2,891
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	16,177	50,000
Class C Shares	—	25,000
Class I Shares	2,491,048	25,000
Cost of shares redeemed:
Class A Shares	(40)	—
Class I Shares	(973,026)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	1,534,159	100,000
Total Increase (Decrease) in Net Assets	1,654,572	102,891
Net Assets ($):
Beginning of Period	102,891	—
End of Period	1,757,463	102,891
Undistributed investment income—net	9,239	—
Capital Share Transactions (Shares):
Class A
Shares sold	1,216	4,000
Shares redeemed	(3)	—
Net Increase (Decrease) in Shares Outstanding	1,213	4,000
Class C
Shares sold	—	2,000
Class I
Shares sold	184,873	2,000
Shares redeemed	(72,982)	—
Net Increase (Decrease) in Shares Outstanding	111,891	2,000

a From August 31, 2009 (commencement of operations) to October 31, 2009.
See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2010	Year Ended
Class A Shares	(Unaudited)	October 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	12.86	12.50
Investment Operations:
Investment income (loss)—net[b]	.04	(.01)
Net realized and unrealized
gain (loss) on investments	1.59	.37
Total from Investment Operations	1.63	.36
Net asset value, end of period	14.49	12.86
Total Return (%)[c,d]	12.67	2.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e,f]	10.49	226.76
Ratio of net expenses to average net assets[e,f]	.47	.36
Ratio of net investment income
(loss) to average net assets[e,f]	.55	(.36)
Portfolio Turnover Rate[c]	55.83	—
Net Assets, end of period ($ x 1,000)	76	51

a	From August 31, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Exclusive of sales charge.
e	Annualized.
f	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2010	Year Ended
Class C Shares	(Unaudited)	October 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	12.85	12.50
Investment Operations:
Investment (loss)—net[b]	(.01)	(.02)
Net realized and unrealized
gain (loss) on investments	1.58	.37
Total from Investment Operations	1.57	.35
Net asset value, end of period	14.42	12.85
Total Return (%)[c,d]	12.22	2.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e,f]	11.28	227.92
Ratio of net expenses to average net assets[e,f]	1.26	1.11
Ratio of net investment (loss)
to average net assets[e,f]	(.07)	(1.11)
Portfolio Turnover Rate[c]	55.83	—
Net Assets, end of period ($ x 1,000)	29	26

a	From August 31, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Exclusive of sales charge.
e	Annualized.
f	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

12

	Six Months Ended
	April 30, 2010	Year Ended
Class I Shares	(Unaudited)	October 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	12.87	12.50
Investment Operations:
Investment income (loss)—net[b]	.09	(.00)[c]
Net realized and unrealized
gain (loss) on investments	1.55	.37
Total from Investment Operations	1.64	.37
Net asset value, end of period	14.51	12.87
Total Return (%)[d]	12.74	2.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e,f]	11.03	227.09
Ratio of net expenses to average net assets[e,f]	.20	.11
Ratio of net investment income
(loss) to average net assets[e,f]	1.21	(.11)
Portfolio Turnover Rate[d]	55.83	—
Net Assets, end of period ($ x 1,000)	1,653	26

a	From August 31, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified Large Cap Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective seeks long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 4.000 Class A and 2,000 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

14

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	1,759,375	—	—	1,759,375

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is cur-

16

rently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on April 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with
Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset value.

The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2011, so that the total annual fund and underlying funds operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions and extraordinary expenses) exceed 1.20% of the value of the fund’s average daily net assets. The

18

reduction in expenses, pursuant to the undertaking, amounted to $85,509 during the period ended April 30, 2010.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets. During the period ended April 30, 2010, Class C shares were charged $102 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, Class A and Class C shares were charged $79 and $34, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2010, the fund was charged $113 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2010, the fund was charged $8 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2010, the fund was charged $740 pursuant to the custody agreement.

During the period ended April 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Rule 12b-1 distribution plan fees $18, shareholder services plan fees $22, custodian fees $300, chief compliance officer fees $3,199 and transfer agency per account fees $77, which are offset against an expense reimbursement currently in effect in the amount of $13,562.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities (all of which were affiliated issuers), during the period ended April 30, 2010, amounted to $2,393,230 and $848,006, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

Affiliated
Investment	Value
Company	10/31/2009 ($)	Purchases ($)	Sales ($)	Dividends ($)
Dreyfus
Appreciation Fund	17,807	410,845	144,161	5,851
Dreyfus Research
Growth Fund, Cl. Z	34,280	786,097	279,842	—
Dreyfus Strategic
Value Fund, Cl. I	33,183	790,184	279,842	4,088
Dreyfus U.S.
Equity Fund, Cl. I	17,707	406,104	144,161	1,145
Total	102,977	2,393,230	848,006	11,084

20

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value	Net
Company	Gain/(Loss) ($)	(Depreciation) ($)	4/30/2010 ($)	Assets (%)
Dreyfus
Appreciation Fund	(6,138)	10,554	288,907	16.4
Dreyfus Research
Growth Fund, Cl. Z	(5,800)	50,193	584,928	33.3
Dreyfus Strategic
Value Fund, Cl. I	(8,805)	48,278	582,998	33.2
Dreyfus U.S. Equity
Fund, Cl. I	(1,653)	24,545	302,542	17.2
Total	(22,396)	133,570	1,759,375	100.1

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements.The fund held no derivatives during the period ended April 30, 2010.These disclosures did not impact the notes to the financial statements.

At April 30, 2010, accumulated net unrealized appreciation on investments was $136,547, consisting of gross unrealized appreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund	21

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Emerging Asia Fund

SEMIANNUAL REPORT April 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Emerging Asia Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Emerging Asia Fund, covering the six-month period from November 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/ return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low risk investments (such as cash instruments) and others seeking high risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by Hugh Simon and Nina Wu, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended on April 30, 2010, Dreyfus Emerging Asia Fund’s Class A shares produced total returns of 13.44%, Class C shares returned 13.07% and Class I shares returned 13.73%.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Asia Index (the “Index”), produced a total return of 11.54% for the same period.2

Emerging Asian stock markets produced mixed returns during the reporting period as relatively strong performance in Korea and Taiwan were balanced by less robust results from China and India.The fund produced higher returns than its benchmark, primarily due to the success of our security selection strategy in a variety of markets and economic sectors.The fund maintains its overweight position in China, India and Asean countries to attempt to capture long-term economic growth.

The Fund’s Investment Approach

The fund, which seeks long-term capital appreciation, normally invests at least 80% of its assets in stocks of companies that are located or principally traded in China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea,Taiwan,Thailand and Vietnam.The fund may invest in the stocks of companies of any market capitalization. To determine where the fund will invest, we analyze several factors, including economic and political trends in Asian emerging market countries, the current financial condition and future prospects of individual companies and sectors in the Asian emerging markets, and the valuation of one market or company relative to that of another.

China and India Lagged Other Asian Markets

Although the emerging markets generally continued to lead the world out of recession during the reporting period, the recovery proved to be uneven across geographic regions. Stock markets that are leveraged to rising commodity prices typically fared best, including Malaysia and Indonesia.Thailand also posted significant gains despite political unrest in the country.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

In contrast, while India and China also enjoyed robust economic growth, their stock markets underperformed.The Chinese stock market was hurt due to tightening measures by the government over bank lending and by concerns that real estate in some cities have become overvalued. In response, the Chinese government adopted several remedial measures, including requiring higher down payments, canceling mortgage-rate discounts, increasing property transaction taxes and removing liquidity from the national banking system.These efforts appeared to gain traction late in the reporting period,when property values and loan growth moderated. Share prices of property companies have been consolidating for over six months.This hurt market sentiment as investors worried about their potentially adverse impact on economic growth. For its part, India suffered from rising interest rates to curb inflation and worried domestic investors. The government’s infrastructure and rural spending programs and tax cuts have yet to fully work their way through the system.

Stock Selection Strategy Supported Fund Results

In this environment, the fund emphasized companies in China and India that have strong domestic growth drivers. Shortfalls from our country allocation strategy were more than offset by better results from our security selection strategy, which proved to be particularly successful in the industrial, consumer and commodity-related market sectors.

Indeed, although China and India lagged other regional market returns, the fund’s top individual performers during the reporting period included companies from both countries. Engineers India, a government-owned project and infrastructure consultant, announced strong financial results stemming from growth in the engineering consulting sector of the Indian economy. Investors also responded favorably to a substantial special dividend and a two-to-one stock bonus.Sunny Optical Technology Group, a leading lens and camera modules producer in China, advanced on expectations of higher sales in the global handset market as well as high growth rates in China’s “3G” telecommunications market. The company has secured new customers and has consistently upgraded its product mix.

These winners were balanced to a degree by more disappointing results from other holdings. Indian electric utility PVPVentures was unable to increase its power generation business in a timely manner.VisionChina

4

Media, a large mobile TV advertising network, announced disappointing financial results stemming from higher media costs and expenses related to a recent acquisition.

Positioned for Continued Economic Growth

As of the reporting period’s end, we believe that recent stock market weakness in some Asian markets may have been overdone.Although the region faces a number of challenges,we expect its economies to continue to expand at a rapid pace, supporting corporate earnings growth and potentially higher stock prices.Therefore, we have maintained the fund’s overweighted exposure to China and India, which we regard as two of the region’s more promising markets over the long term. Conversely, the fund held underweighted exposure to the more developed markets of Korea and Taiwan. Regardless of the relative performance of the various emerging Asian markets, we believe our bottom-up security selection process is well suited to finding attractive opportunities among growing companies.

May 17, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.

The fund’s concentration in securities of companies in the emerging Asia region could cause the fund’s performance to be more volatile than that of more geographically diversified funds.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1,
2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: BLOOMBERG, L.P. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The MSCI Emerging Markets Asia Index is a free-float adjusted market capitalization-weighted index designed to measure equity market performance in the emerging market countries of Asia. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Asia Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 10.58	$ 14.53	$ 9.27
Ending value (after expenses)	$1,134.40	$1,130.70	$1,137.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 9.99	$ 13.71	$ 8.75
Ending value (after expenses)	$1,014.88	$1,011.16	$1,016.12

† Expenses are equal to the fund’s annualized expense ratio of 2.00% for Class A, 2.75% for Class C and 1.75%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2010 (Unaudited)

Common Stocks—99.6%	Shares	Value ($)
China—24.2%
American Dairy	42,600 [a]	809,400
AviChina Industry & Technology, Cl. H	3,300,000 [a]	1,417,331
Beijing Capital Land, Cl. H	3,428,000	1,042,725
Bengang Steel Plates, Cl. B	3,521,024	1,711,297
Chongqing Machinery & Electric, Cl. H	10,856,000 [a]	2,837,181
Hollysys Automation Technologies	376,545 [a]	3,904,772
Hunan Non-Ferrous Metal, Cl. H	7,794,000 [a]	3,280,057
Intime Department Store Group	1,385,000	1,326,311
Shanghai Friendship Group, Cl. B	2,040,801	2,961,325
Shenji Group Kunming Machine Tool, Cl. H	1,678,000	1,474,919
Sunny Optical Technology Group	11,774,000	2,700,259
Suntech Power Holdings, ADR	313,000 [a]	4,256,800
Travelsky Technology, Cl. H	500,000	409,116
Visionchina Media, ADR	486,700 [a]	2,087,943
Zhuzhou CSR Times Electric, Cl. H	1,650,000	3,473,266
		33,692,702
France—.3%
L’Occitane International	193,250	379,056
Hong Kong—15.5%
Chow Sang Sang	1,360,000	2,336,274
CIMC Enric Holdings	1,980,000 [a]	1,134,094
Coslight Technology International Group	1,758,000	2,407,622
Daphne International Holdings	5,242,000	5,367,625
Inspur International	25,000,000	2,556,899
Lifestyle International Holdings	1,327,500	2,587,750
Shui On Construction and Materials	1,690,000	2,479,094
SRE Group	24,392,000 [a]	2,622,406
		21,491,764
India—35.2%
Ansal Properties & Infrastructure	622,000	1,136,812
Balrampur Chini Mills	1,610,000	3,009,579
Brushman India, GDR	300,000 [a]	54,300
Country Club India	2,516,353	1,356,549
Dewan Housing (Warrants 10/24/12)	650,356 [b,c]	3,447,771
Engineers India	95,000	5,244,452
Hero Honda Motors	90,000	3,830,953

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
India (continued)
Hinduja Ventures	170,113	1,245,496
IFCI	3,800,000	4,459,388
Indraprastha Gas	144,286	756,456
Ispat Industries	9,320,000	4,204,110
Jai Balaji Industries	395,000	2,095,882
K.S. Oils	1,000,000	1,495,749
PVP Ventures	1,500,000	585,487
Reliance Infrastructure	115,000	2,929,527
Srei Infrastructure Finance	440,000	791,252
Suzlon Energy	2,010,000 [a]	3,060,378
Tata Motors	270,000	5,236,836
Unitech	1,920,000	3,652,779
XL Telecom & Energy	322,700	280,377
		48,874,133
Indonesia—5.7%
Bumi Resources	13,439,500	3,483,563
Bumi Serpong Damai	7,460,000	692,610
Timah	12,562,500	3,697,095
		7,873,268
Malaysia—5.2%
KNM Group	20,000,000	3,379,957
Media Prima	3,138,500	2,244,106
Media Prima (Warrants 12/31/14)	89,671 [a]	18,444
Samling Global	13,946,000	1,601,806
		7,244,313
Singapore—1.0%
Golden Agri-Resources	3,231,936 [a]	1,360,457
Golden Agri-Resources (Warrants 7/23/12)	81,654 [a]	7,151
		1,367,608
South Korea—2.7%
CJ O Shopping	50,079	3,754,234
Sri Lanka—.9%
John Keells Holdings (Warrants 1/20/15)	800,000 [c]	1,293,841
Thailand—4.5%
Charoen Pokphand Foods	8,800,000	4,200,968
Land & Houses	13,300,000	2,065,246
		6,266,214

8

Common Stocks (continued)	Shares	Value ($)
Vietnam—4.4%
Kinh Bac City Development
Share Holding (Warrants 5/5/14)	500,000 [a,c]	1,562,071
Petrovietnam Drilling and
Well Services (Warrants 1/11/17)	466,333 [a,c]	1,358,948
Petrovietnam Fertilizer & Chemical (Warrants 6/18/18)	360,000 [a,c]	623,778
Petrovietnam General Services (Warrants 5/5/14)	130,000 [a,c]	187,029
Pha Lai Thermal Power (Warrants 1/17/16)	927,580 [a,b,c]	978,952
Saigon Securities (Warrants 1/17/12)	514,860 [b,c]	1,178,663
Vietnam Dairy Products (Warrants 1/20/15)	60,000 [c]	296,137
		6,185,578

Total Investments (cost $123,498,246)	99.6%	138,422,711
Cash and Receivables (Net)	.4%	568,449
Net Assets	100.0%	138,991,160

ADR—American Depository Receipts
GDR—Global Depository Receipts

a Non-income producing security.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2010, these securities had a total market value of $5,605,386 or 4.0% of net assets.
c Fair valued by management.At the period end, the value of these securities amounted to $10,927,190 or 7.9% of net
assets.The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Industrial	22.1	Energy	5.9
Consumer Discretionary	21.1	Utilities	3.4
Financial	19.5	Information Technology	3.3
Materials	12.4
Consumer Staples	11.9		99.6

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		123,498,246	138,422,711
Cash			35,524
Cash denominated in foreign currencies		21,941	22,071
Receivable for investment securities sold			2,387,676
Receivable for shares of Common Stock subscribed			1,026,102
Dividends and interest receivable			161,901
Prepaid expenses			18,434
			142,074,419
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			259,071
Bank loan payable—Note 2			2,100,000
Payable for investment securities purchased			379,056
Payable for shares of Common Stock redeemed			289,755
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			4,689
Interest payable—Note 2			415
Accrued expenses			50,273
			3,083,259
Net Assets ($)			138,991,160
Composition of Net Assets ($):
Paid-in capital			128,260,569
Accumulated investment (loss)—net			(519,261)
Accumulated net realized gain (loss) on investments			(3,671,451)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			14,921,303
Net Assets ($)			138,991,160

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	73,250,011	28,158,442	37,582,707
Shares Outstanding	6,243,155	2,446,695	3,196,130
Net Asset Value Per Share ($)	11.73	11.51	11.76

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $17,976 foreign taxes withheld at source):
Unaffiliated issuers	849,567
Affiliated issuers	795
Total Income	850,362
Expenses:
Management fee—Note 3(a)	756,546
Shareholder servicing costs—Note 3(c)	204,775
Custodian fees—Note 3(c)	197,612
Distribution fees—Note 3(b)	83,059
Registration fees	30,279
Professional fees	26,291
Prospectus and shareholders’ reports	11,355
Directors’ fees and expenses—Note 3(d)	3,068
Interest expense—Note 2	1,579
Loan commitment fees—Note 2	200
Miscellaneous	6,831
Total Expenses	1,321,595
Less—reduction in management fee due to undertaking—Note 3(a)	(73,767)
Less—reduction in fees due to earnings credits—Note 1(c)	(174)
Net Expenses	1,247,654
Investment (Loss)—Net	(397,292)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	3,659,392
Net realized gain (loss) on forward foreign currency exchange contracts	(422,875)
Net Realized Gain (Loss)	3,236,517
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	9,986,334
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(4,642)
Net Unrealized Appreciation (Depreciation)	9,981,692
Net Realized and Unrealized Gain (Loss) on Investments	13,218,209
Net Increase in Net Assets Resulting from Operations	12,820,917

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Operations ($):
Investment (loss)—net	(397,292)	(129,867)
Net realized gain (loss) on investments	3,236,517	82,614
Net unrealized appreciation
(depreciation) on investments	9,981,692	14,943,796
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,820,917	14,896,543
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	37,813,221	54,272,347
Class C Shares	16,309,829	11,744,108
Class I Shares	37,091,215	19,128,160
Cost of shares redeemed:
Class A Shares	(30,564,616)	(11,564,659)
Class C Shares	(5,605,720)	(2,785,046)
Class I Shares	(20,069,067)	(2,355,869)
Class T Shares	—	(20,240)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	34,974,862	68,418,801
Total Increase (Decrease) in Net Assets	47,795,779	83,315,344
Net Assets ($):
Beginning of Period	91,195,381	7,880,037
End of Period	138,991,160	91,195,381
Accumulated investment (loss)—net	(519,261)	(121,969)

12

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Capital Share Transactions:
Class Ab
Shares sold	3,337,254	5,714,210
Shares redeemed	(2,756,835)	(1,431,148)
Net Increase (Decrease) in Shares Outstanding	580,419	4,283,062
Class C
Shares sold	1,468,906	1,282,490
Shares redeemed	(504,333)	(361,850)
Net Increase (Decrease) in Shares Outstanding	964,573	920,640
Class I
Shares sold	3,282,783	1,903,826
Shares redeemed	(1,784,251)	(231,303)
Net Increase (Decrease) in Shares Outstanding	1,498,532	1,672,523
Class Tb
Shares redeemed	—	(4,600)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b On the close of business on February 4, 2009, 4,598 Class T shares representing $20,230 were converted to 4,526
Class A shares.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2010	Year Ended October 31,
Class A Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	10.34	4.01	12.50
Investment Operations:
Investment income (loss)—net[b]	(.03)	(.02)	.08
Net realized and unrealized
gain (loss) on investments	1.41	6.33	(8.57)
Total from Investment Operations	1.38	6.31	(8.49)
Proceeds from redemption fees	.01	.02	—
Net asset value, end of period	11.73	10.34	4.01
Total Return (%)[c]	13.44[d]	158.50	(68.00)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.13[e]	2.80	3.31[e]
Ratio of net expenses to average net assets	2.00[e]	2.00	2.00[e]
Ratio of net investment income
(loss) to average net assets	(.62)[e]	(.29)	1.03[e]
Portfolio Turnover Rate	36.15[d]	100.74	217.53[d]
Net Assets, end of period ($ x 1,000)	73,250	58,548	5,528

a	From December 13, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

14

	Six Months Ended
	April 30, 2010	Year Ended October 31,
Class C Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	10.18	3.98	12.50
Investment Operations:
Investment income (loss)—net[b]	(.07)	(.08)	.02
Net realized and unrealized
gain (loss) on investments	1.39	6.27	(8.54)
Total from Investment Operations	1.32	6.19	(8.52)
Proceeds from redemption fees	.01	.01	—
Net asset value, end of period	11.51	10.18	3.98
Total Return (%)[c]	13.07[d]	155.78	(68.16)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.87[e]	3.71	4.08[e]
Ratio of net expenses to average net assets	2.75[e]	2.75	2.75[e]
Ratio of net investment income
(loss) to average net assets	(1.27)[e]	(.98)	.31[e]
Portfolio Turnover Rate	36.15[d]	100.74	217.53[d]
Net Assets, end of period ($ x 1,000)	28,158	15,090	2,233

a	From December 13, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2010	Year Ended October 31,
Class I Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	10.34	4.00	12.50
Investment Operations:
Investment income (loss)—net[b]	(.02)	(.03)	.02
Net realized and unrealized
gain (loss) on investments	1.43	6.35	(8.52)
Total from Investment Operations	1.41	6.32	(8.50)
Proceeds from redemption fees	.01	.02	—
Net asset value, end of period	11.76	10.34	4.00
Total Return (%)	13.73[c]	158.50	(68.00)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.83[d]	2.05	2.86[d]
Ratio of net expenses to average net assets	1.75[d]	1.75	1.75[d]
Ratio of net investment income
(loss) to average net assets	(.32)[d]	(.31)	.29[d]
Portfolio Turnover Rate	36.15[c]	100.74	217.53[c]
Net Assets, end of period ($ x 1,000)	37,583	17,558	100

a	From December 13, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Asia Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Hamon U.S. Investment Advisors Limited (“Hamon”) serves as the fund’s sub-investment adviser. Hamon is an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (300 million shares authorized), Class C (250 million shares authorized), and Class I (250 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropri-

18

ate indicators, such as prices of relevant ADR’s, GDR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	11,463,566	126,959,145††	—	138,422,711
Liabilities ($)
Other Financial
Instruments†††	—	(4,689)	—	(4,689)

†	See Statement of Investments for country and industry classification.
††	To adjust for the market difference between local market close and the calculation of the net asset value, the fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
†††	Other financial instruments include derivative instruments such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

20

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement dates and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in emerging markets of Asia. Economic changes in the continent of Asia or other aspects that effect valuation of securities may have a greater effect on the fund’s net asset value than other funds that do not have similar investment objectives.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the two-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

22

The fund has an unused capital loss carryover of $6,642,825 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2009. If not applied, the carryover expires in fiscal 2016.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2010, was approximately $207,200, with a related weighted average annualized interest rate of 1.54%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2011, so that the direct expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.75% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $73,767 during the period ended April 30, 2010.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a sub-investment advisory agreement between Dreyfus and Hamon, Dreyfus pays Hamon a fee at the annual rate of .625% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2010, the Distributor retained $72,946 from commissions earned on sales of the fund’s Class A shares and $18,714 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2010, Class C shares were charged $83,059 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer,financial institution or industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, Class A and Class C shares were charged $81,401 and $27,686, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2010, the fund was charged $32,964 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period

24

ended April 30, 2010, the fund was charged $3,460 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $174.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2010, the fund was charged $197,612 pursuant to the custody agreement.

During the period ended April 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $144,214, Rule 12b-1 distribution plan fees $17,042, shareholder services plan fees $20,559, custodian fees $90,291, chief compliance officer fees $3,199 and transfer agency per account fees $11,026, which are offset against an expense reimbursement currently in effect in the amount of $27,260.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2010, redemption fees charged and retained by the fund amounted to $72,604.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2010, amounted to $74,484,844 and $42,417,733, respectively.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

26

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. The following summarizes open forward contracts at April 30, 2010:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
Indonesian Rupiah
Expiring 5/4/2010	4,229,047,500	464,475	469,164	(4,689)

At April 30, 2010, accumulated net unrealized appreciation on investments was $14,924,465, consisting of $25,264,926 gross unrealized appreciation and $10,340,461 gross unrealized depreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund	27

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Greater China Fund

SEMIANNUAL REPORT April 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Greater China Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Greater China Fund, covering the six-month period from November 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/ return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low risk investments (such as cash instruments) and others seeking high risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by Hugh Simon and Nina Wu, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended on April 30, 2010, Dreyfus Greater China Fund’s Class A shares produced total returns of 10.30%, Class B shares returned 9.88%, Class C shares returned 9.93% and Class I shares returned 10.47%.1 In comparison, the fund’s benchmark, the Hang Seng Index, produced a total return of –2.41% for the same period.2 The fund produced higher returns than its benchmark, primarily due to the success of our security selection strategy in the consumer, information technology and industrials sectors. China’s stock market produced mixed returns during the reporting period in the wake of previous robust gains. Concerns regarding stresses in China’s real estate market led to government attempts to remove some liquidity from its banking system, developments that dampened investor sentiment.

The Fund’s Investment Approach

The fund, which seeks long-term capital appreciation, normally invests at least 80% of its assets in stocks of companies that (i) are principally traded in China, Hong Kong or Taiwan (Greater China), (ii) derive at least 50% of their revenues from Greater China, or (iii) have at least 50% of their assets in Greater China.To determine where the fund will invest, we analyze several factors, including economic and political trends in Greater China, the current financial condition and future prospects of individual companies and sectors in the region, and the valuation of one market or company relative to that of another.

Possible Real Estate Bubble Weighed on Stock Prices

The Chinese stock market’s rally was interrupted during the reporting period by concerns that real estate in some cities in China had risen too quickly amid robust economic growth. In response to these worries, the Chinese government adopted several remedial measures, including requiring higher down payments, canceling mortgage-rate discounts, increasing property transaction taxes and removing liquidity from the national banking system.These efforts appeared to gain traction late in

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

the reporting period, when property values and loan growth moderated. Share prices of property companies have been consolidating for over six months.

These efforts of removing liquidity and reducing bank lending hurt market sentiment as investors worried about their potentially adverse impact on economic growth. Consequently, the fund’s benchmark posted a mild loss for the reporting period. Industrial, consumer and health care stocks held up relatively well on average, while banks, construction materials producers and other real estate-related companies generally declined.

Taiwan’s stock market produced better results over the reporting period, largely as a result of strength in the technology sector as global companies performed IT system upgrades that had been postponed during the recession. New technologies and new appliances drove demand for components, such as LED, 3D and touch panel screens for consumer electronic products.

Stock Selection Strategy Supported Fund Results

In this environment, the fund reduced its exposure to China’s overseas-listed shares in favor of “B shares,” which are available to foreigners for investment in China’s domestic markets, and which we expect to benefit from gradually narrowing the valuation gap among different share classes and potential currency appreciation.When selecting stocks, we emphasized companies that, in our judgment, have the ability to grow their earnings through upgrades in their product mixes.We found a number of such opportunities among information technology, machinery and equipment, and consumer-oriented companies. In contrast we found relatively few opportunities among food and beverage companies, low-end manufacturing businesses and companies that are leveraged to commodity prices, which we believe could be hurt by intensifying inflationary pressures in the region.

More specifically, the information technology and machinery and equipment sectors appear poised to benefit from supportive fiscal policies and greater adoption of technology by China’s educated work force. The fund scored a number of successes among small- and midcap technology companies, including ChinaSoft International, a leading software and outsourcing service provider that we expect to benefit from an ongoing recovery in corporate spending. LK Technology Holdings, one of the world’s largest die-casting machine producers, also fared well as orders improved in the global economy recovery, which helped produce solid demand for automobiles and home appliances in China.

These winners were balanced to a degree by lagging results from other holdings.VisionChina Media, a large mobile TV advertising network, announced disappointing financial results stemming from higher media costs and expenses related to a recent acquisition. American Dairy, a leading producer and distributor of premium infant formula, milk powder, soybean, rice and walnut products in China, suffered after reducing its sales and earnings guidance to investors due to elevated inventories in its distribution channel, rising raw material costs and higher expenses related to marketing and logistics.

Positioned for Continued Economic Growth

As of the reporting period’s end, we believe that recent stock market weakness in China may have been overdone. Although the growing nation faces a number of challenges, we expect its economy to continue to expand at a rapid pace as the government eases some of its recent restrictive policies in the environment of cooling down the domestic economy mixed with external uncertainties.We also remain optimistic regarding Greater China’s technology sector despite concerns regarding higher labor costs and an appreciating currency relative to some of its key markets.

May 17, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.

The fund’s concentration in securities of companies in the Greater China region could cause the fund’s performance to be more volatile than that of more geographically diversified funds.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: BLOOMBERG L.P. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Hang Seng Index is a free-float capitalization-weighted index of
36 companies that represents approximately 66% of the total market cap of the Stock Exchange of Hong Kong. Index components are capped at 25% and divided into four sub-indexes. Return quoted is in U.S. dollars. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Greater China Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 9.70	$ 13.37	$ 13.38	$ 8.09
Ending value (after expenses)	$1,103.00	$1,098.80	$1,099.30	$1,104.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$ 9.30	$ 12.82	$ 12.82	$ 7.75
Ending value (after expenses)	$1,015.57	$1,012.05	$1,012.05	$1,017.11

† Expenses are equal to the fund’s annualized expense ratio of 1.86% for Class A, 2.57% for Class B, 2.57% for
Class C and 1.55% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2010 (Unaudited)

Common Stocks—99.9%	Shares	Value ($)
China—57.6%
American Dairy	650,646 [a]	12,362,275
AviChina Industry & Technology, Cl. H	104,026,000 [a]	44,678,558
Bank of China, Cl. H	36,068,000	18,554,955
Bank of China, Cl. H (Warrants 9/27/10)	140,000,000 [a]	3,317,813
Beijing Capital Land, Cl. H	68,334,000	20,785,761
Bengang Steel Plates, Cl. B	48,748,831	23,693,027
China Automation Group	44,674,000	36,019,178
China Communications Services, Cl. H	24,006,000	12,024,241
China International Marine Containers, Cl. B	7,270,959	9,233,967
China Merchants Property Development, Cl. B	8,378,941	14,944,137
China National Materials, Cl. H	52,038,000	33,682,566
China Oilfield Services, Cl. H	1,362,000	1,908,904
China XD Electric, Cl. A (Warrants 5/5/14)	6,508,000 [a]	6,703,240
ChinaSoft International	36,000,000 [a]	7,734,006
Chongqing Changan Automobile, Cl. B	22,854,115	19,752,925
Chongqing Machinery & Electric, Cl. H	57,842,000 [a]	15,116,821
Citic Securities, Cl. A (Warrants 5/5/14)	6,618,666 [a]	28,064,468
CSG Holding, Cl. B	16,135,248	23,395,359
Dalian Refrigeration, Cl. B	16,238,818	11,905,013
Henan Pinggao Electric (Warrants 5/5/14)	6,871,873 [a]	15,918,007
Hollysys Automation Technologies	251,173 [a]	2,604,664
Hunan Non-Ferrous Metal, Cl. H	82,290,000 [a]	34,631,243
Inner Mongolia Yitai Coal, Cl. B	1,516,910	8,371,838
Inspur International	120,405,000	12,314,538
LDK Solar, ADR	2,907,000 [a]	22,616,460
Lianhua Supermarket Holdings, Cl. H	9,423,000	33,187,393
Maanshan Iron and Steel, Cl. H	29,330,000 [a]	15,382,688
Shanghai Baosight Software, Cl. B	182,591	314,239
Shanghai Forte Land, Cl. H	40,252,000	11,033,086
Shanghai Friendship Group, Cl. B	22,700,801	32,940,230
Shanghai Jin Jiang International Hotels Group, Cl. H	30,674,000	9,547,482
Spreadtrum Communications, ADR	2,548,415 [a,b]	17,074,381
Suntech Power Holdings, ADR	2,567,511 [a]	34,918,150
Visionchina Media, ADR	2,454,800 [a]	10,531,092
Xinjiang Xinxin Mining Industry, Cl. H	38,068,000 [a]	21,956,227
		627,218,932

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Hong Kong—30.3%
China Agri-Industries Holdings	8,547,000	11,314,946
China Everbright	9,384,000	22,991,469
China Foods	13,896,000	10,213,604
China Minsheng Banking, Cl. H	12,490,500 [a]	13,384,616
China Travel International
Investment Hong Kong	38,280,000	9,407,858
CIMC Enric Holdings	15,118,000 [a]	8,659,211
Digital China Holdings	10,947,000	16,010,684
Dynasty Fine Wines Group	55,507,000	21,854,166
Esprit Holdings	1,002,296	7,172,645
Franshion Properties China	33,488,000	9,589,601
Intime Department Store Group	12,208,000	11,690,691
Ju Teng International Holdings	12,308,000	11,334,868
Kingsoft	9,588,000	7,398,064
Lifestyle International Holdings	14,353,500	27,979,866
LK Technology Holdings	61,742,500 [a,b]	16,671,446
Shimao Property Holdings	18,047,000	27,453,748
Sinotruk Hong Kong	4,320,500	4,209,396
TCC International Holdings	30,684,000 [a]	11,885,055
TCL Multimedia Technology Holdings	5,640,000 [a]	4,464,454
Techtronic Industries	8,031,000	8,344,851
Truly International Holdings	4,934,000	9,083,073
Vtech Holdings	1,567,000	17,451,527
Zhuzhou CSR Times Electric, Cl. H	19,964,000	42,024,419
		330,590,258
Taiwan—12.0%
Coretronic	8,774,000	13,280,201
D-Link	14,476,000	13,880,132
Epistar	4,872,000	15,481,061
HON HAI Precision Industry	1,265,000	5,908,764
KGI Securities	36,582,000	16,668,205
Pixart Imaging	1,723,090	10,733,783

Common Stocks (continued)	Shares	Value ($)
Taiwan (continued)
Powertech Technology	735,000	2,610,531
Shin Kong Financial Holding	73,194,693 [a]	28,195,031
Wistron	12,390,000	23,704,593
		130,462,301
Total Common Stocks
(cost $984,284,938)		1,088,271,491

Other Investment—.0%
Registered Investment Company;
Dreyfus Institutional Preferred Plus
Money Market Fund
(cost $110,000)	110,000 [c]	110,000

Total Investments (cost $984,394,938)	99.9%	1,088,381,491
Cash and Receivables (Net)	.1%	903,970
Net Assets	100.0%	1,089,285,461

ADR—American Depository Receipts
a	Non-income producing security.
b	Investment in non-controlled affiliates (cost $33,417,607)-See note 1(d).
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	22.0	Consumer Staples	11.2
Industrial	21.6	Telecommunication Services	1.1
Information Technology	18.1	Energy	.9
Consumer Discretionary	13.0	Money Market Investment	.0
Materials	12.0		99.9

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			984,284,938	1,088,271,491
Affiliated issuers			110,000	110,000
Cash denominated in foreign currencies			2,205,719	2,209,933
Receivable for investment securities sold				8,065,658
Receivable for shares of Common Stock subscribed				1,787,761
Dividends and interest receivable				1,325,980
Prepaid expenses				60,777
				1,101,831,600
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				2,070,157
Cash overdraft due to Custodian				255,495
Payable for investment securities purchased				7,117,928
Payable for shares of Common Stock redeemed				2,698,467
Interest payable—Note 2				4,452
Accrued expenses				399,640
				12,546,139
Net Assets ($)				1,089,285,461
Composition of Net Assets ($):
Paid-in capital				960,810,689
Accumulated investment (loss)—net				(10,000,680)
Accumulated net realized gain (loss) on investments				34,485,036
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				103,990,416
Net Assets ($)				1,089,285,461

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	643,416,199	13,578,642	277,217,369	155,073,251
Shares Outstanding	14,547,753	335,266	6,841,888	3,418,202
Net Asset Value Per Share ($)	44.23	40.50	40.52	45.37

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $106,221 foreign taxes withheld at source):
Unaffiliated issuers	1,379,410
Affiliated issuers	2,499
Total Income	1,381,909
Expenses:
Management fee—Note 3(a)	7,066,979
Shareholder servicing costs—Note 3(c)	2,251,297
Distribution fees—Note 3(b)	1,155,070
Custodian fees—Note 3(c)	703,606
Prospectus and shareholders’ reports	65,580
Directors’ fees and expenses—Note 3(d)	33,417
Registration fees	24,167
Professional fees	19,454
Loan commitment fees—Note 2	14,550
Interest expense—Note 2	10,822
Miscellaneous	40,081
Total Expenses	11,385,023
Less—reduction in fees due to earnings credits—Note 1(c)	(2,434)
Net Expenses	11,382,589
Investment (Loss)—Net	(10,000,680)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	100,189,267
Net realized gain (loss) on forward foreign currency exchange contracts	(123,048)
Net Realized Gain (Loss)	100,066,219
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions:
Unaffiliated issuers	6,736,011
Affiliated issuers	2,429,532
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	799
Net Unrealized Appreciation (Depreciation)	9,166,342
Net Realized and Unrealized Gain (Loss) on Investments	109,232,561
Net Increase in Net Assets Resulting from Operations	99,231,881

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Operations ($):
Investment (loss)—net	(10,000,680)	(3,418,899)
Net realized gain (loss) on investments	100,066,219	4,382,247
Net unrealized appreciation
(depreciation) on investments	9,166,342	448,284,415
Net Increase (Decrease) in Net Assets
Resulting from Operations	99,231,881	449,247,763
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	164,716,059	384,865,345
Class B Shares	262,141	1,391,887
Class C Shares	47,833,475	101,509,277
Class I Shares	98,765,654	35,553,757
Class T Shares	—	160,837
Cost of shares redeemed:
Class A Shares	(212,680,716)	(181,056,848)
Class B Shares	(10,715,010)	(5,613,139)
Class C Shares	(53,805,971)	(57,577,715)
Class I Shares	(35,482,706)	(15,904,651)
Class T Shares	—	(3,678,224)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(1,107,074)	259,650,526
Total Increase (Decrease) in Net Assets	98,124,807	708,898,289
Net Assets ($):
Beginning of Period	991,160,654	282,262,365
End of Period	1,089,285,461	991,160,654
Accumulated investment (loss)—net	(10,000,680)	—

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Capital Share Transactions:
Class Ab,c
Shares sold	3,660,504	11,679,633
Shares redeemed	(4,836,457)	(5,855,691)
Net Increase (Decrease) in Shares Outstanding	(1,175,953)	5,823,942
Class Bb
Shares sold	6,275	50,704
Shares redeemed	(259,679)	(208,308)
Net Increase (Decrease) in Shares Outstanding	(253,404)	(157,604)
Class C
Shares sold	1,151,228	3,203,215
Shares redeemed	(1,313,786)	(2,066,971)
Net Increase (Decrease) in Shares Outstanding	(162,558)	1,136,244
Class I
Shares sold	2,215,127	961,435
Shares redeemed	(766,405)	(476,030)
Net Increase (Decrease) in Shares Outstanding	1,448,722	485,405
Class Tc
Shares sold	—	9,527
Shares redeemed	—	(190,015)
Net Increase (Decrease) in Shares Outstanding	—	(180,488)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b During the period ended April 30, 2010, 101,429 Class B shares representing $4,216,819 were automatically converted to 93,079 Class A shares and during the period ended October 31, 2009, 47,477 Class B shares representing $1,341,364 were automatically converted to 43,809 Class A shares.
c On the close of business on February 4, 2009, 150,548 Class T shares representing $2,955,251 were converted to
144,936 Class A shares.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2010			Year Ended October 31,
Class A Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	40.09	15.93	67.93	31.02	19.32	19.64
Investment Operations:
Investment income (loss)—net[a]	(.36)	(.10)	(.00)[b]	(.12)	.12	.12
Net realized and unrealized
gain (loss) on investments	4.49	24.22	(43.59)	41.61	11.59	(.15)
Total from Investment Operations	4.13	24.12	(43.59)	41.49	11.71	(.03)
Distributions:
Dividends from
investment income—net	—	—	—	(.45)	(.01)	(.13)
Dividends from net realized
gain on investments	—	—	(8.41)	(4.13)	—	(.16)
Total Distributions	—	—	(8.41)	(4.58)	(.01)	(.29)
Proceeds from redemption fees	.01	.04	—	—	—	—
Net asset value, end of period	44.23	40.09	15.93	67.93	31.02	19.32
Total Return (%)[c]	10.30[d]	151.88	(72.40)	148.75	60.66	(.29)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.86[e]	1.95	1.95	1.77	1.92	2.05
Ratio of net expenses
to average net assets	1.86[e,f]	1.94	1.94	1.75	1.88	2.04
Ratio of net investment income
(loss) to average net assets	(1.62)[e]	(.33)	(.01)	(.26)	.44	.56
Portfolio Turnover Rate	48.16[d]	75.14	66.07	106.59	188.08	178.32
Net Assets, end of period
($ x 1,000)	643,416	630,399	157,682	1,008,291	165,363	65,371

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
April 30, 2010			Year Ended October 31,
Class B Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	36.86	14.77	64.18	29.53	18.53	18.89
Investment Operations:
Investment (loss)—net[a]	(.47)	(.30)	(.24)	(.50)	(.14)	(.05)
Net realized and unrealized
gain (loss) on investments	4.10	22.39	(40.76)	39.50	11.14	(.13)
Total from Investment Operations	3.63	22.09	(41.00)	39.00	11.00	(.18)
Distributions:
Dividends from
investment income—net	—	—	—	(.22)	—	(.02)
Dividends from net realized
gain on investments	—	—	(8.41)	(4.13)	—	(.16)
Total Distributions	—	—	(8.41)	(4.35)	—	(.18)
Proceeds from redemption fees	.01	—	—	—	—	—
Net asset value, end of period	40.50	36.86	14.77	64.18	29.53	18.53
Total Return (%)[b]	9.88[c]	149.56	(72.60)	146.79	59.37	(1.08)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.57[d]	2.69	2.68	2.58	2.73	2.84
Ratio of net expenses
to average net assets	2.57[d,e]	2.68	2.67	2.56	2.70	2.83
Ratio of net investment (loss)
to average net assets	(2.38)[d]	(1.14)	(.68)	(1.19)	(.55)	(.23)
Portfolio Turnover Rate	48.16[c]	75.14	66.07	106.59	188.08	178.32
Net Assets, end of period
($ x 1,000)	13,579	21,696	11,021	60,319	33,402	20,160

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2010			Year Ended October 31,
Class C Shares	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	36.86	14.76	64.13	29.56	18.54	18.91
Investment Operations:
Investment (loss)—net[a]	(.48)	(.31)	(.27)	(.46)	(.11)	(.04)
Net realized and unrealized
gain (loss) on investments	4.13	22.40	(40.69)	39.46	11.13	(.15)
Total from Investment Operations	3.65	22.09	(40.96)	39.00	11.02	(.19)
Distributions:
Dividends from
investment income—net	—	—	—	(.30)	—	(.02)
Dividends from net realized
gain on investments	—	—	(8.41)	(4.13)	—	(.16)
Total Distributions	—	—	(8.41)	(4.43)	—	(.18)
Proceeds from redemption fees	.01	.01	—	—	—	—
Net asset value, end of period	40.52	36.86	14.76	64.13	29.56	18.54
Total Return (%)[b]	9.93[c]	149.73	(72.60)	146.90	59.44	(1.07)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.57[d]	2.69	2.71	2.53	2.69	2.82
Ratio of net expenses
to average net assets	2.57[d,e]	2.68	2.70	2.51	2.66	2.82[e]
Ratio of net investment (loss)
to average net assets	(2.33)[d]	(1.13)	(.74)	(1.03)	(.42)	(.21)
Portfolio Turnover Rate	48.16[c]	75.14	66.07	106.59	188.08	178.32
Net Assets, end of period
($ x 1,000)	277,217 258,190		86,643	513,012	86,666	39,748

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
April 30, 2010			Year Ended October 31,
Class I Shares	(Unaudited)	2009	2008	2007[a]	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	41.06	16.27	69.02	31.43	19.56	19.88
Investment Operations:
Investment income (loss)—net[b]	(.31)	(.03)	.03	.08	.33	.14
Net realized and unrealized
gain (loss) on investments	4.61	24.81	(44.37)	42.16	11.60	(.13)
Total from Investment Operations	4.30	24.78	(44.34)	42.24	11.93	.01
Distributions:
Dividends from
investment income—net	—	—	—	(.52)	(.06)	(.17)
Dividends from net realized
gain on investments	—	—	(8.41)	(4.13)	—	(.16)
Total Distributions	—	—	(8.41)	(4.65)	(.06)	(.33)
Proceeds from redemption fees	.01	.01	—	—	—	—
Net asset value, end of period	45.37	41.06	16.27	69.02	31.43	19.56
Total Return (%)	10.47[c]	152.43	(72.31)	149.45	61.14	(.04)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.55[d]	1.63	1.66	1.49	1.62	1.77
Ratio of net expenses
to average net assets	1.55[d,e]	1.62	1.65	1.47	1.58	1.77[e]
Ratio of net investment income
(loss) to average net assets	(1.29)[d]	(.09)	.07	.16	1.13	.68
Portfolio Turnover Rate	48.16[c]	75.14	66.07	106.59	188.08	178.32
Net Assets, end of period
($ x 1,000)	155,073	80,875	24,147	233,751	18,752	3,179

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Greater China Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective is long-term capital apprecia-tion.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Hamon U.S. Investment Advisors Limited (“Hamon”) serves as the fund’s sub-investment adviser. Hamon is an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 1 billion shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (400 million shares authorized), Class B (200 million shares authorized), Class C (200 million shares authorized), and Class I (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	154,424,789	933,846,702††	—	1,088,271,491
Mutual Funds	110,000	—	—	110,000

†	See Statement of Investments for country and industry classification.
††	To adjust for the market difference between local market close and the calculation of the net asset value, the fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

In January 2010,FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements,which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement dates and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

Issuers in which the fund held 5% or more of the outstanding voting shares are also defined as “affiliated” in the Act. The following summarizes affiliated issuers, excluding investments in other investment companies, during the period ended April 30, 2010:

		Shares
					Dividend	Market
Name of issuer	10/31/2009	Purchases	Sales	4/30/2010	Income ($)	Value ($)
Spreadtrum
Communications,
ADR	2,323,715	224,700	—	2,548,415	—	17,074,381
LK Technology
Holdings	61,742,500	—	—	61,742,500	—	16,671,446

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three -year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $54,172,722 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2009. If not applied, the carryover expires in fiscal 2016.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2010, was approximately $1,490,400, with a related weighted average annualized interest rate of 1.46%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Hamon, Dreyfus pays Hamon a fee at the annual rate of .625% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2010, the Distributor retained $254,128 from commissions earned on sales of the fund’s Class A shares and $15,802 and $164,355 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended April 30, 2010, Class B and Class C shares were charged $69,676 and $1,085,394, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended April 30, 2010, Class A, Class B and Class C shares were charged $839,442, $23,225 and $361,798, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2010, the fund was charged $332,304 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2010, the fund was charged $48,180 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2,434.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2010, the fund was charged $703,606 pursuant to the custody agreement.

During the period ended April 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,176,103, Rule 12b-1 distribution plan fees $188,395, shareholder services plan fees $201,482, custodian fees $383,893, chief compliance officer fees $3,199 and transfer agency per account fees $117,085.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2010, redemption fees charged and retained by the fund amounted to $312,491.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts,during the period ended April 30, 2010, amounted to $529,435,555 and $533,628,963, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2009 ($)	Purchases ($)	Sales ($) 4/30/2010 ($)		Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	5,300,000	106,590,000	111,780,000	110,000.0

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At April 30, 2010, there were no open forward contracts.

At April 30, 2010, accumulated net unrealized appreciation on investments was $103,986,553, consisting of $201,163,621 gross unrealized appreciation and $97,177,068 gross unrealized depreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Satellite Alpha Fund

SEMIANNUAL REPORT April 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Satellite Alpha Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Satellite Alpha Fund, covering the six-month period from May 1, 2009, through April 30, 2010.

Psychology plays a very important role in how investors — especially retail investors — perceive the markets and make asset allocation decisions. Unlike in an ideal world populated by the purely rational investor who would seek out investments that deliver the best risk/ return characteristics, the everyday investor is generally influenced by emotions. Currently, investor emotions appear to be deeply divided, with a large amount of investors still seeking low risk investments (such as cash instruments) and others seeking high risk investments (such as smaller-cap and emerging market securities), while the investment classes in the middle of the risk spectrum have seemingly been ignored.

It is important to note that the investor sentiment cycle usually lags the economic cycle.That’s why we continue to stress the importance of a long-term, well-balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio in the past year, we urge you to speak with your financial advisor about positioning your portfolio to take advantage of long-term market fundamentals rather than lie susceptible to short-term emotions.

For information about how the fund performed during the reporting period, as well as general market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 17, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through April 30, 2010, as provided by the Dreyfus Investment Committee

Fund and Market Performance Overview

For the six-month period ended April 30, 2010, Dreyfus Satellite Alpha Fund’s Class A shares produced a total return of 5.01%, Class C shares returned 4.58% and Class I shares returned 5.13%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International World (MSCI World) Index (the “Index”), produced a total return of 9.40% for the same period.2 Amid heightened day-to-day volatility, global financial markets generally advanced in a sustained rally that began earlier in 2009. However, positive influences, such as a robust economic recovery in Asia, were balanced to a degree by headwinds in other regions, including a sovereign debt crisis in Europe. The fund produced returns that were lower than its benchmark, mainly due to its focus on higher-quality securities during a rally that was dominated by smaller, more speculative investments.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation (Dreyfus) that provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies. The fund also may invest in unaffiliated funds,including exchange-traded funds (ETFs). The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The Dreyfus Investment Committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions.As of April 30, 2010, the fund’s assets were allocated as follows:

Underlying Funds	(%)
Dreyfus Global Absolute Return Fund	30
Dreyfus Inflation Adjusted Securities Fund	14
Dreyfus International Bond Fund	14
Dreyfus Global Real Estate Securities Fund	16
Dreyfus Natural Resources Fund	10
Dreyfus Emerging Markets Debt Local Currency Fund	7
Emerging Markets Opportunity Fund	9

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Alternative Markets Produced Mixed Results

The reporting period saw the continuation of a global economic recovery that had begun earlier in 2009. Although unemployment rates remained high in many developed nations, robust economic growth in the emerging markets supported greater manufacturing activity, rising commodity prices and rising stock prices worldwide. Higher yielding sectors of the global bond markets also generally gained value, but sovereign bonds in developed markets trailed broader market averages as investors turned to more aggressive alternatives. These developments helped boost confidence among businesses, consumers and investors throughout the world. However, the positive effects of the global economic recovery were offset to a significant degree by a burgeoning sovereign debt crisis in Greece and other parts of Europe in the early months of 2010.As a result, many international stock markets gave back some of their previous gains.

As was the case since the global economic recovery began, investors generally continued to search for bargains among lower-quality securities that had been punished during the downturn. Although investors appeared to pay more attention to underlying fundamentals and less to bargain-hunting over the first several months of 2010, this shift proved tentative due to ongoing economic uncertainty.

Quality Focus Dampened Fund Returns

In the midst of heightened market volatility, the fund’s underlying investments produced mixed results over the reporting period. Consistent with broad market trends, Dreyfus Global Real Estate Securities Fund, Emerging Markets Opportunity Fund and Dreyfus Natural Resources Fund produced the highest absolute returns as housing prices, commodity prices and developing economies rebounded from the recession. Conversely, Dreyfus Global Absolute Return Fund trailed other fund holdings.

We attribute the fund’s generally lagging performance to its relatively defensive asset allocation strategy and the security selection strategies of its underlying mutual funds.Among bond funds, an emphasis on higher-rated securities prevented fuller participation in relative strength among lower-quality fixed-income investments, such as high yield corporate bonds.On the contrary,the fund’s equity funds generally performed well relative to the global equity market as a whole, particularly in the Dreyfus Global Real Estate Fund, and the Dreyfus Natural Resources Fund, which benefited from rising commodity prices.

We implemented 2 moderate allocation changes during the reporting period. In February, we shifted some assets from Dreyfus Emerging Markets Opportunity Fund to Dreyfus Global Absolute Return Fund. Later we further reduced allocation to Dreyfus Emerging Markets

4

Opportunity Fund in favor of Dreyfus Emerging Markets Debt Fund These changes were made to decrease the fund’s overweight in the Emerging Markets Equity segment.

Managing Risks Through Broad Diversification

In light of the divergent influences affecting various asset classes and financial markets, we have maintained a generally cautious investment posture. We are especially concerned about Europe, which as of the reporting period’s end is exploring ways to resolve the debt crisis affecting some of the region’s smaller nations.We also have maintained relatively light exposure to inflation-adjusted securities in the low inflation environment.

Finally, across all geographic regions and asset classes, we have maintained a broadly diversified approach. We believe that diversification can help provide exposure to some of the global markets’ stronger areas while reducing the risk that unexpected declines in any individual market security will disproportionately influence the fund’s overall results.

May 17, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Each underlying international equity fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Because the fund’s investments are concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries.The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. Because the fund seeks to provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies, the fund’s performance will be linked to the performance of these highly volatile asset categories and strategies. Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1,
2011. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World Index is an
unmanaged index of global stock market performance, including the United States, Canada,
Europe, Australia, New Zealand and the Far East.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Satellite Alpha Fund from November 1, 2009 to April 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 2.54	$ 6.34	$ 1.27
Ending value (after expenses)	$1,050.10	$1,045.80	$1,051.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 2.51	$ 6.26	$ 1.25
Ending value (after expenses)	$1,022.32	$1,018.60	$1,023.55

† Expenses are equal to the fund’s annualized expense ratio of .50% for Class A, 1.25% for Class C and .25%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2010 (Unaudited)

Other Investment—100.4%	Shares	Value ($)
Registered Investment Company:
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	1,708 [a]	24,099
Dreyfus Global Absolute Return Fund, Cl. I	8,582 [a,b]	103,410
Dreyfus Global Real Estate Securities Fund, Cl. I	8,385 [a]	56,853
Dreyfus Inflation Adjusted Securities Fund	3,821 [a]	48,770
Dreyfus International Bond Fund, Cl. I	3,001 [a]	48,765
Dreyfus Natural Resources Fund, Cl. I	1,508 [a,b]	36,325
Emerging Markets Opportunity Fund, Cl. I	3,071 [a]	32,343

Total Investments (cost $318,779)	100.4%	350,565
Liabilities, Less Cash and Receivables	(.4%)	(1,359)
Net Assets	100.0%	349,206

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Foreign	76.0	Mutual Funds: Domestic	24.4
			100.4

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments		318,779	350,565
Cash			49,697
Prepaid expenses			8,315
Due from The Dreyfus Corporation and affiliates—Note 2(c)			9,483
			418,060
Liabilities ($):
Accrued expenses			68,854
Net Assets ($)			349,206
Composition of Net Assets ($):
Paid-in capital			315,892
Accumulated undistributed investment income—net			4,973
Accumulated net realized gain (loss) on investments			(3,445)
Accumulated gross unrealized appreciation on
investments in affiliated issuers			31,786
Net Assets ($)			349,206

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	173,443	74,069	101,694
Shares Outstanding	11,934	5,127	6,986
Net Asset Value Per Share ($)	14.53	14.45	14.56

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	6,032
Expenses:
Legal fees	37,770
Registration fees	22,503
Auditing fees	12,500
Prospectus and shareholders' reports	3,798
Custodian fees—Note 2(c)	879
Shareholder servicing costs—Note 2(c)	386
Distribution fees—Note 2(b)	268
Directors' fees and expenses—Note 2(d)	146
Miscellaneous	2,252
Total Expenses	80,502
Less—reduction in expenses due to undertaking—Note 2(a)	(79,454)
Less—reduction in fees due to earnings credits—Note 1(b)	(1)
Net Expenses	1,047
Investment Income—Net	4,985
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments in affiliated issuers	(4,350)
Capital gain distributions from affiliated issuers	907
Net Realized Gain (Loss)	(3,443)
Net unrealized appreciation (depreciation) on investments in affiliated issuers	12,052
Net Realized and Unrealized Gain (Loss) on Investments	8,609
Net Increase in Net Assets Resulting from Operations	13,594

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Operations ($):
Investment income (loss)—net	4,985	(29)
Net realized gain (loss) on
investments in affiliated issuers	(3,443)	94
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	12,052	19,734
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,594	19,799
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(12)	—
Class I Shares	(122)	—
Net realized gain on investments:
Class A Shares	(35)	—
Class C Shares	(15)	—
Class I Shares	(46)	—
Total Dividends	(230)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,515	152,216
Class C Shares	750	65,376
Class I Shares	163,933	52,500
Dividends reinvested:
Class A Shares	47	—
Class C Shares	15	—
Class I Shares	56	—
Cost of shares redeemed:
Class A Shares	(14)	—
Class I Shares	(122,351)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	45,951	270,092
Total Increase (Decrease) in Net Assets	59,315	289,891
Net Assets ($):
Beginning of Period	289,891	—
End of Period	349,206	289,891
Undistributed investment income—net	4,973	122

10

	Six Months Ended
	April 30, 2010	Year Ended
	(Unaudited)	October 31, 2009[a]
Capital Share Transactions:
Class A
Shares sold	248	11,684
Shares issued for dividends reinvested	3	—
Shares redeemed	(1)	—
Net Increase (Decrease) in Shares Outstanding	250	11,684
Class C
Shares sold	52	5,074
Shares issued for dividends reinvested	1	—
Net Increase (Decrease) in Shares Outstanding	53	5,074
Class I
Shares sold	11,411	4,179
Shares issued for dividends reinvested	4	—
Shares redeemed	(8,608)	—
Net Increase (Decrease) in Shares Outstanding	2,807	4,179

a From July 15, 2009 (commencement of operations) to October 31, 2009.
See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2010	Year Ended
Class A Shares	(Unaudited)	October 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	13.85	12.50
Investment Operations:
Investment income—net[b]	.16	.00[c]
Net realized and unrealized
gain (loss) on investments	.52	1.35
Total from Investment Operations	.68	1.35
Distributions:
Dividends from investment income—net	(.00)[c]	—
Dividends from net realized gain on investments	(.00)[c]	—
Total Distributions	(.00)[c]	—
Net asset value, end of period	14.53	13.85
Total Return (%)[d,e]	5.01	10.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f,g]	41.84	100.93
Ratio of net expenses to average net assets[f,g]	.50	.50
Ratio of net investment income
to average net assets[f,g]	2.28	.08
Portfolio Turnover Rate[d]	36.32	4.35
Net Assets, end of period ($ x 1,000)	173	162

a	From July 15, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Exclusive of sales charge.
f	Annualized.
g	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

12

	Six Months Ended
	April 30, 2010	Year Ended
Class C Shares	(Unaudited)	October 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	13.82	12.50
Investment Operations:
Investment income (loss)—net[b]	.11	(.03)
Net realized and unrealized
gain (loss) on investments	.52	1.35
Total from Investment Operations	.63	1.32
Distributions:
Dividends from net realized gain on investments	(.00)[c]	—
Net asset value, end of period	14.45	13.82
Total Return (%)[d,e]	4.58	10.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f,g]	42.53	104.02
Ratio of net expenses to average net assets[f,g]	1.25	1.25
Ratio of net investment income
(loss) to average net assets[f,g]	1.56	(.67)
Portfolio Turnover Rate[d]	36.32	4.35
Net Assets, end of period ($ x 1,000)	74	70

a	From July 15, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Exclusive of sales charge.
f	Annualized.
g	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2010	Year Ended
Class I Shares	(Unaudited)	October 31, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	13.86	12.50
Investment Operations:
Investment income—net[b]	.28	.01
Net realized and unrealized
gain (loss) on investments	.43	1.35
Total from Investment Operations	.71	1.36
Distributions:
Dividends from investment income—net	(.01)	—
Dividends from net realized gain on investments	(.00)[c]	—
Total Distributions	(.01)	—
Net asset value, end of period	14.56	13.86
Total Return (%)[d]	5.13	10.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e,f]	39.94	106.59
Ratio of net expenses to average net assets[e,f]	.25	.25
Ratio of net investment income
to average net assets[e,f]	3.33	.34
Portfolio Turnover Rate[d]	36.32	4.35
Net Assets, end of period ($ x 1,000)	102	58

a	From July 15, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	Amounts do not include the activity of the underlying funds.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Satellite Alpha Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective seeks long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,002 Class A, 4,001 Class C and 4,003 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

16

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	350,565	—	—	350,565

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

18

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with
Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value.

The Manager has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2011, so that the total annual fund and underlying funds operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions and extraordinary expenses) exceed 1.35% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $79,454 during the period ended April 30, 2010.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets. During the period ended April 30, 2010, Class C shares were charged $268 pursuant to the Plan.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2010, Class A and Class C shares were charged $210 and $89, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2010, the fund was charged $237 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2010, the fund was charged $10 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2010, the fund was charged $879 pursuant to the custody agreement.

During the period ended April 30, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due fromThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Rule 12b-1 distri-

20

bution plan fees $46, shareholder services plan fees $51, custodian fees $387, chief compliance officer fees $3,199 and transfer agency per account fees $28, which are offset against an expense reimbursement currently in effect in the amount of $13,194.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities (all of which were affiliated issuers), during the period ended April 30, 2010, amounted to $190,360 and $137,808, respectively.

The fund may invest in shares of certain affiliated investment companies also advised or managed by the adviser. Investments in affiliated investment companies for the period ended April 30, 2010 were as follows:

Affiliated
Investment	Value
Company	10/31/2009 ($)	Purchases ($)	Sales ($)	Dividends ($)
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	14,222	16,102	7,414	127
Dreyfus Global Absolute
Return Fund, Cl. I	85,466	58,206	40,647	—
Dreyfus Global Real Estate
Securities Fund, Cl I	46,501	29,407	20,351	4,874
Dreyfus Inflation Adjusted
Securities Fund	42,240	25,966	20,352	654
Dreyfus International
Bond Fund Cl. I	42,969	26,928	20,352	828
Dreyfus Natural
Resources Fund, Cl. I	29,773	16,874	13,550	—
Emerging
Markets Opportunity
Fund, Cl. L	29,140	16,877	15,142	456
Total	290,311	190,360	137,808	6,939

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value	Net
Company	Gain (Loss) ($)	(Depreciation) ($)	4/30/2010 ($)	Assets (%)
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	(76)	1,265	24,099	6.9
Dreyfus Global Absolute
Return Fund, Cl. I	(379)	764	103,410	29.6
Dreyfus Global Real Estate
Securities Fund, Cl I	(1,543)	2,839	56,853	16.3
Dreyfus Inflation Adjusted
Securities Fund	(131)	1,047	48,770	14.0
Dreyfus International
Bond Fund Cl. I	(684)	(96)	48,765	14.0
Dreyfus Natural
Resources Fund, Cl. I	(570)	3,798	36,325	10.4
Emerging Markets
Opportunity Fund, Cl. L	(967)	2,435	32,343	9.2
Total	(4,350)	12,052	350,565	100.4

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended April 30, 2010.These disclosures did not impact the notes to the financial statements.

At April 30, 2010, accumulated net unrealized appreciation on investments was $31,786 consisting of gross unrealized appreciation.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

22

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)